Subsequent Events (Details) - Subsequent Event	1 Months Ended
Mar. 31, 2018 $ / shares shares
Subsequent Event
Cash dividend declared, per ordinary share	$ 0.1
Number of ordinary shares for each ADS | shares	6
Cash dividend declared, per ADS	$ 0.6